Note 14 - Intangible Assets (Tables)	12 Months Ended
Jun. 30, 2022
Statement Line Items [Line Items]
Intangible assets [Text Block]
	Year Ended June 30
(US dollars in thousands)	2022	2021	2020
Goodwill	18,269	25,794	21,919
Other intangible assets	21,812	21,655	7,930
Total	40,081	47,449	29,849

Goodwill [Text Block]
	Year Ended June 30
(US dollars in thousands)	2022	2021	2020
As at July 1	25,794	21,919	22,387
Reclassification to held for sale assets	(5,289)	-	-
Goodwill on acquisition of Tembo	-	1,698	-
Foreign exchange	(2,236)	2,177	(468)
Carrying value	18,269	25,794	21,919

Carrying amounts of goodwill by cash-generating units [Text Block]
	Year Ended June 30
(US dollars in thousands)	2022	2021	2020
Aevitas O Holdings Limited (allocated to the Critical Power Services segment)	7,222	13,658	12,483
VivoPower Pty Ltd (allocated to the Solar Development segment)	9,451	10,319	9,436
Tembo (allocated to the Electric Vehicle segment)	1,595	1,817	-
Total	18,269	25,794	21,919

Other Intangible Assets [Text Block]
(US dollars in thousands)	Customer Relationships	Trade Names	Favorable Supply Contracts	Solar Projects	Product Development	Other Intangible Assets	Total Intangible Assets
Cost
At June 30, 2019	4,992	2,450	4,185	-	-	169	11,796
Foreign exchange	(103)	(51)	(86)	-	-	(4)	(244)
Additions	461	-	-	-	-	-	461
Disposals	(968)	-	-	-	-	(9)	(977)
At June 30, 2020	4,382	2,399	4,099	-	-	156	11,036
Foreign exchange	411	225	385	-	-	13	1,034
Additions	46	-	-		513	-	559
Acquisitions	1,492	404	-	12,248	-	-	14,144
Disposals	(550)	-	-	-	-	-	(550)
At June 30, 2021	5,781	3,028	4,484	12,248	513	169	26,223
Foreign exchange	(542)	(271)	(376)	-	(63)	(13)	(1,265)
Additions	-	-	-	878	3,355	19	4,252
Disposals	-	(9)	-	-	-	-	(9)
Reclass to Assets held for sale	(2,687)	(1,385)	-	-	-	-	(4,072)
At June 30, 2022	2,552	1,363	4,108	13,126	3,805	175	25,129
Amortization	Customer Relationships	Trade Names	Favorable Supply Contracts	Solar Projects	Product Development	Other	Total
At June 30, 2019	1,158	421	720	-	-	122	2,421
Foreign exchange	(24)	(9)	(15)	-	-	(2)	(50)
Amortization	404	160	273	-	-	31	868
Disposals	(133)	-	-	-	-	-	(133)
At June 30, 2020	1,405	572	978	-	-	151	3, 106
Foreign exchange	131	54	92	-	-	18	295
Amortization	622	229	298	-	18	-	1,167
At June 30, 2021	2,158	855	1,368	-	18	169	4,568
Foreign exchange	(208)	(79)	(115)	-	(2)	(13)	(417)
Amortization	405	181	274	-	-	-	850
Disposals	-	-	-	-	-	-	-
Reclass to Assets held for sale	(1,232)	(462)	-	-	-	-	(2,016)
At June 30, 2022	1,123	495	1,527	-	16	156	3,317
Net book value	Customer Relationships	Trade Names	Favorable Supply Contracts	Solar Projects	Product Development	Other	Total
At June 30, 2020	2,977	1,827	3,121	-	-	5	7,930
At June 30, 2021	3,623	2,173	3,116	12,248	495	-	21,655
At June 30, 2022	1,429	868	2,581	13,126	3,793	19	21,812